Convertible Notes and Warrant Liability (Details) - Schedule of Warrant Liability - USD ($) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrant Liability [Abstract]
Balance at December 31, 2023 (in Shares)	55
Warrants issued during the period		$ 13,446	$ 1,966
Warrants exercised during the period		(3,519)
Change in fair value measurement	(49)	(10,024)	(1,592)
Warrant liability at June 30, 2024	$ 6	$ 55	$ 374